SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 01, 2013	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Convenience translation
Noon buying rate of US$1.00 to RMB			6.0537
Foreign currency translation and transactions
Foreign exchange losses				2,619	5,949
Foreign exchange gains		2,041	12,358
Fair value measurements
Impairment loss for long lived assets and intangible assets		$ 15,870	96,071	0	0
Discount rate (as a percent)	16.00%